SHAREHOLDERS' EQUITY - Cash-settled LTI Plans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation
Accounts payable	$ 251,822	$ 291,540
Cash Settled DSU
Share-based Compensation
Cash share-based compensation (recovery) expense	(1,400)	700	$ 100
Accounts payable	$ 2,200	$ 3,900